Revenue - Narrative (Details) SFr in Thousands, $ in Millions		2 Months Ended	3 Months Ended	6 Months Ended
	Jan. 17, 2022 CHF (SFr)	Mar. 15, 2022 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2021 CHF (SFr)	Jun. 30, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues				SFr 184,526	SFr 4,028
Recognized as revenue				(20,823)
License Agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 150,000
License Agreement with Novartis | Commercial supply of products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 13,100
Reservation agreement with Swiss Federal Office of Public Health
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		SFr 7,000
Licence and collaboration agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues				626
Trade receivables			SFr 18,600	18,600		$ 20
Recognized as revenue				(4,170)
Licence and collaboration agreement with Amgen, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues				SFr 9,653	SFr 4,028
Recognized as revenue			SFr (8,849)